Risk Management - Schedule of Exposure to Foreign Exchange Risk (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
R$ (Real) [Member]
Schedule of Exposure to Foreign Exchange Risk [Line Items]
Foreign exchange exposure	R$ (39,047)	R$ (70,271)
Derivatives	(3,929)	(1,147)
US$ (Dollar) [Member]
Schedule of Exposure to Foreign Exchange Risk [Line Items]
Foreign exchange exposure	34,369	62,629
Derivatives	1,625	(2,157)
€ (Euro) [Member]
Schedule of Exposure to Foreign Exchange Risk [Line Items]
Foreign exchange exposure	4,678	7,642
Derivatives	3,060	3,625
¥ (Yen) [Member]
Schedule of Exposure to Foreign Exchange Risk [Line Items]
Foreign exchange exposure
Derivatives	(756)	(321)
Swap [Member] | R$ (Real) [Member]
Schedule of Exposure to Foreign Exchange Risk [Line Items]
Derivatives	3,695	50,905
Swap [Member] | US$ (Dollar) [Member]
Schedule of Exposure to Foreign Exchange Risk [Line Items]
Derivatives	(3,695)	(50,905)
Swap [Member] | € (Euro) [Member]
Schedule of Exposure to Foreign Exchange Risk [Line Items]
Derivatives
Swap [Member] | ¥ (Yen) [Member]
Schedule of Exposure to Foreign Exchange Risk [Line Items]
Derivatives
NDF [Member] | R$ (Real) [Member]
Schedule of Exposure to Foreign Exchange Risk [Line Items]
Derivatives	622,499	(130,264)
NDF [Member] | US$ (Dollar) [Member]
Schedule of Exposure to Foreign Exchange Risk [Line Items]
Derivatives	(520,777)	144,805
NDF [Member] | € (Euro) [Member]
Schedule of Exposure to Foreign Exchange Risk [Line Items]
Derivatives
NDF [Member] | ¥ (Yen) [Member]
Schedule of Exposure to Foreign Exchange Risk [Line Items]
Derivatives	(101,722)	(14,541)
Options [Member] | R$ (Real) [Member]
Schedule of Exposure to Foreign Exchange Risk [Line Items]
Derivatives	(38,632)	(19,671)
Options [Member] | US$ (Dollar) [Member]
Schedule of Exposure to Foreign Exchange Risk [Line Items]
Derivatives	38,632	19,671
Options [Member] | € (Euro) [Member]
Schedule of Exposure to Foreign Exchange Risk [Line Items]
Derivatives
Options [Member] | ¥ (Yen) [Member]
Schedule of Exposure to Foreign Exchange Risk [Line Items]
Derivatives
Futures [Member] | R$ (Real) [Member]
Schedule of Exposure to Foreign Exchange Risk [Line Items]
Derivatives	(552,444)	168,154
Futures [Member] | US$ (Dollar) [Member]
Schedule of Exposure to Foreign Exchange Risk [Line Items]
Derivatives	453,096	(178,357)
Futures [Member] | € (Euro) [Member]
Schedule of Exposure to Foreign Exchange Risk [Line Items]
Derivatives	(1,618)	(4,017)
Futures [Member] | ¥ (Yen) [Member]
Schedule of Exposure to Foreign Exchange Risk [Line Items]
Derivatives	R$ 100,966	R$ 14,220